Investment Strategy - Amplify Ethereum 3% Monthly Option Income ETF	Sep. 30, 2025
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]

The Fund seeks to participate in the price return of ether (i.e. “spot” ether prices”) (“Ether Price”) and to generate a high level of annualized option premium by selling options on exchange-traded products (“Ethereum ETPs”) that reference the Ether Price. As further described below, the Fund expects to sell call options that are approximately 5-10% “out of the money” with targeted maturities of one week or less. The Fund will seek to vary its option selling each week to a level sufficient to generate 36% annualized option premium (the “Target Option Premium”), based upon the NAV of the Fund each time the Fund sells the weekly options contracts.

Please note that there is no guarantee the Fund will achieve the Target Option Premium in any given investment period. Additionally, there is no guarantee that the Fund will make a distribution in any given period. While the Fund seeks to generate the Target Option Premium, the actual premium earned during a one-year period will depend on the NAV of the Fund each time the Fund sells the weekly option contracts. Therefore, the actual premium income generated over a one-year period could be higher or lower than the Target Option Premium, depending on changes in the Fund’s NAV over time. If the NAV of the Fund remains level or decreases during any one-year period, the annualized premium generated by the Fund may be significantly less than the Target Option Premium for that time period. The Target Option Premium is not a projection or guarantee of the Fund’s future performance or total return.

The Fund expects to make distributions from the income generated from its call writing strategy, if any, on a monthly basis. Amplify Investments LLC (“Amplify Investments” or the “Adviser”) serves as the investment adviser to the Fund. Kelly Strategic Management, LLC (doing business as Kelly Intelligence) (“Kelly Intelligence”) and Penserra Capital Management LLC (“Penserra,” together with Kelly Intelligence, the “Sub-Advisers”) serve as investment sub-advisers to the Fund.

Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that provide exposure to the Ether Price. The Fund’s holdings are described below:

Principal Holdings
Portfolio Holdings	Investment Description	Expected Maturity
Long Exposure
Shares of Ethereum ETPs	A portion of the Fund’s long exposure to Ethereum ETPs will come through the Fund owning shares of the Ethereum ETPs.	N/A
Ethereum ETP Options

The Fund will use options on Ethereum ETPs (the “Ethereum ETP Options”) that reference an Ethereum ETP for synthetic exposure to Ethereum ETPs. The Fund may use the combination of purchasing call options and selling put options generally in the same amount, at the same strike price with the same expiration or may purchase an in-the-money call option. This synthetically creates the upside and downside participation in the Ether Price, as represented by the Ethereum ETP.

1 year or less
Covered Call Writing
Ethereum ETP Options

Call options are sold approximately 5-10% “out-of-the-money” (i.e. the strike price is above the strike price of the corresponding sold call) to generate an annualized premium of 36%. The Fund will vary the percentage of its portfolio on which it sells options in order to achieve this level of premium.

One week or less
U.S. Treasuries
U.S Treasuries and Cash	Multiple series of U.S. Treasury Bills supported by the full faith and credit of the U.S. government. These instruments are used as collateral for the Ethereum ETP Options.	1-month to 2-year maturities

Ether Price Exposure. The Fund will obtain investment exposure to the Ether Price by investing in Ether ETPs that provide investment exposure to the Ether ETP Price or by buying and selling a combination of Ethereum ETP Options that reference an Ethereum ETP. Ethereum ETPs are exchange-traded investment products not registered under the Investment Company Act of 1940, as amended (the “1940 Act”), that reflect the price of ether, before fees and expenses, by purchasing and storing ether in a digital vault (a secure, institutional-grade storage solution used to safeguard the Ethereum assets backing the ETP) and issuing exchange-listed shares that correspond to the price of ether it holds and trade intra-day on a national securities exchange. Ethereum ETPs are passively managed and their sponsors do not actively manage the exposure to ether held by the Ethereum ETP. Additional information regarding the Ethereum ETPs is available in “Additional Information Regarding the Fund’s Principal Investment Strategies.”

The Fund expects to invest in shares of the Ethereum ETPs indirectly through a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. Because the Fund intends to qualify for treatment as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at each quarter end of the Fund’s fiscal year. See “Cayman Subsidiary” below for additional information.

In addition to its investments in Ethereum ETPs, the Fund expects to also obtain exposure to the Ether Price by buying and selling a combination of Ethereum ETP Options that reference an Etherum ETP. In general, put options give the holder (i.e., the buyer) the right to sell an asset (or deliver the cash value of the asset, in case of certain put options) and the seller (i.e., the writer) of the put has the obligation to buy the asset (or receive cash value of the asset, in case of certain put options) at a certain defined price (the “strike price”). Call options give the holder (i.e., the buyer) the right to buy an asset (or receive cash value of the asset, in case of certain call options) and the seller (i.e., the writer) the obligation to sell the asset (or deliver cash value of the asset, in case of certain call options) at a certain defined strike price. The Fund’s options exposure to the Ethereum ETPs is considered to be “synthetic.” The synthetic exposure may be created through the combination of purchasing call options and selling put options generally in the same amount, at the same strike price with the same expiration. This combination synthetically creates the upside and downside participation in the Ether Price, as represented by the Ethereum ETP. The Fund will primarily gain exposure to increases in value experienced by the Ethereum ETP through the purchase of call options. As a buyer of these options, the Fund pays a premium to the seller of the options. The Fund will primarily gain exposure to decreases in the Ether Price experience by the Ethereum ETP through the sale of put options. As the seller of these options, the Fund receives a premium from the buyer of the options. In combination, the purchased call and sold put options generally provide exposure to the Ether Price both on the upside and downside. Alternatively, the Fund may purchase an in-the-money call option to synthetically participate in the upside and downside participation in the Ether Price as represented by the Ethereum ETP.

Target Option Premium. The Fund seeks to generate the Target Option Premium by selling Ethereum ETP Options contracts. The Fund will target Ethereum ETP Options contracts with a one week or less expiration. The Fund sells call option contracts at approximately 5-10% above the then-current value of an Ethereum ETP, also known as “out-of-the-money.” In seeking to obtain the Target Option Premium, the Fund varies the size of the written call option contract attributable to the Ethereum ETP in order to generate this sought-after Target Option Premium based upon the NAV of the Fund at the time the Fund writes the call options. Factors that impact the amount of premium generated in a written call option contract include: (i) time to expiration; (ii) strike price; and (iii) volatility of the underlying asset. The Fund sells new call option contracts each week that seek the Target Option Premium upon the expiration of its sold option contract. The amount of the portfolio that the Fund writes options on will vary depending on a variety of factors, but under normal circumstances, the Fund expects to write options on 60% or less of its portfolio. By selling out-of-the-money call options, the Fund will participate in any gains of the Ether Price up to the strike price of the sold call option contract and will forfeit any of the upside market appreciation (if any) experienced by the Ethereum ETP for which the options are written in exchange for premium received. This strategy effectively converts a portion of the potential upside Ether Price return growth into current income. In a traditional covered call strategy, an investor (such as the Fund) writes a call option on a security it owns. However, the Fund expects to derive exposure to Ethereum ETPs through the use of Ethereum ETP Options that use the Ethereum ETPs as the reference asset. This distinction causes the Fund’s strategy to be commonly referred to as a “synthetic covered call strategy” as opposed to a traditional covered call strategy, because the Fund expects to have synthetic exposure to the Ether Price through Ethereum ETP Options. The Fund retains the flexibility to employ either the traditional covered call strategy or the synthetic covered call strategy. While the Fund seeks to generate the Target Option Premium, the actual premium earned during a one-year period will depend on the NAV of the Fund at the time the options are sold. Therefore, the actual premium income generated over a one-year period could be higher or lower than the Target Option Premium, depending on changes in the Fund’s NAV over time. If the NAV of the Fund remains level or decreases during any one-year period, the annualized premium generated by the Fund may be significantly less than the Target Option Premium for that time period. See “Option Contracts Risk — Call Option Strategy Risk” and “Target Option Premium Risk” below for additional risks associated with the Fund’s call option writing strategy.. Notwithstanding any distributions of premium income or the realization of the Fund’s options strategies, shareholders may still experience losses if the Fund’s investment exposure to Ethereum ETPs performs poorly. Further, achieving the Target Option Premium does not guarantee that shareholders will realize a profit or avoid a loss.

The Fund currently expects to make distributions on a monthly basis, a portion of which may be considered return of capital. Distributions in excess of the Fund’s current and accumulated earnings and profits will be treated as a return of capital. Return of capital reduces a shareholder’s costs basis in the Fund’s shares and will reduce the Fund’s NAV per share. The Fund expects that distributions will be comprised primarily of amounts attributable to the Target Option Premium. The Fund is not targeting a specific rate of distribution.

The Fund intends to utilize traditional exchange-traded options contracts and/or FLexible EXchange® Options (“FLEX Options”). The Fund will only invest in options contracts that are listed for trading on regulated U.S. exchanges. Traditional exchange-traded options have standardized terms, such as the type (call or put), the reference asset, the strike price and expiration date. Exchange-listed options contracts are guaranteed for settlement by the Options Clearing Corporation (“OCC”). FLEX Options are a type of exchange-listed options contract with uniquely customizable terms that allow investors to customize key terms like type, strike price and expiration date that are standardized in a typical options contract. FLEX Options are also guaranteed for settlement by the OCC. Option contracts can either be “American” style or “European” style. The Fund utilizes European style option contracts, which may only be exercised by the holder of the option contract on the expiration date of such option contract and settled in cash. Therefore, if the price of the Ethereum ETP exceeds the strike price, and the option contract is exercised, the Fund will be obligated to deliver the cash value of the difference between the then current price of the Ethereum ETP and the strike price for the number of shares contemplated by the option contract.

The Fund will invest its remaining assets in U.S. Treasuries, cash or cash-like investments. The Fund does not invest directly in ether.

Examples:

The following table provides an overview of the Fund’s anticipated performance versus various changes in the share price of an Ethereum ETP when the call option strategy is employed for the duration of the Ethereum ETP Options contracts.

Overview of anticipated performance in various market conditions
A rise in share price of the Ethereum ETP that does not exceed the strike price of the sold calls at expiration	Increase in the Fund NAV and outperformance vs the Ethereum ETP	In targeting strike prices that are 5-10% “out-of-the-money” on a weekly basis the Fund should participate in the upside on the first 10% rise in share price of the Ethereum ETP
A slight decline in share price of the Ethereum ETP or flat performance	Increase or flat Fund NAV and outperformance vs the Ethereum ETP
A significant decline in share price of the Ethereum ETP	Decline in the Fund NAV and outperformance vs the Ethereum ETP
A significant rise in share price of the Ethereum ETP that exceeds the strike price of the sold calls at expiration	Increase in the Fund NAV and underperformance vs the Ethereum ETP

In targeting strike prices that are 5-10% “out-of-the-money” on a weekly basis the Fund should participate in the upside on the first 10% rise in share price of the Ethereum ETPs. Beyond the first 10% increase the Fund would only participate in upside to the extent the Ethereum ETP shares are uncovered

To further illustrate, the following scenarios compare the potential outcomes of the Fund’s strategy:

Scenario 1:

•        Ethereum ETP share price: $100

•        Strike Price of Sold Covered Call: $105

•        Premium Received: $1.50

•        Percent of long exposure Ethereum ETP shares covered: 46%

•        Annualized Option Premium: 36%

Outcome:

1.    The Fund would participate on the first 5% of upside on the entire portfolio until the sold call option expires. The Fund also retains the initial $1.50 premium.

2.    To the extent that the Ethereum ETP price exceeds 5% appreciation, only 54% of the portfolio (i.e., the uncovered portion of the portfolio) would continue to participate in the price return gains experienced by the Ethereum ETP.

Scenario 2:

•        Ethereum ETP share price: $100

•        Strike Price of Sold Covered Call: $110

•        Premium Received: $1.00

•        Percent of long exposure Ethereum ETP shares covered: 69%

•       Annualized Option Premium: 36%

Outcome:

1.    The Fund would participate on the first 10% of upside on the entire portfolio until the sold call option expires. The Fund also retains the initial $1.00 premium.

2.    To the extent that the Ethereum ETP price exceeds 10% appreciation, only 31% of the portfolio (i.e., the uncovered portion of the portfolio) would continue to participate in the price return gains experienced by the Ethereum ETP.

Ether. Ether is a digital asset that is created and transmitted through the operations of the online, peer-to-peer Ethereum network, a decentralized network of computers that operates on cryptographic protocols. No single entity owns or operates the Ethereum network, the infrastructure of which is collectively maintained by a decentralized user base. The Ethereum network allows people to exchange tokens of value, called “ether” or “ETH,” which are recorded on a public transaction ledger known as a blockchain. Ether can be used to pay for goods and services, including computational power on the Ethereum network, or it can be converted to fiat currencies, such as the U.S. dollar, at rates determined on digital asset trading platforms or in individual end-user-to-end-user transactions under a barter system. Furthermore, the Ethereum network also allows users to write and implement smart contracts — that is, general-purpose code that executes on every computer in the network and can instruct the transmission of information and value based on a sophisticated set of logical conditions. Using smart contracts, users can create markets, store registries of debts or promises, represent the ownership of property, move funds in accordance with conditional instructions and create digital assets other than ether on the Ethereum network. Smart contract operations are executed on the Ethereum blockchain in exchange for payment of ether. The Ethereum network is one of a number of projects intended to expand blockchain use beyond just a peer-to-peer money system.

The Ethereum network is decentralized in that it does not require governmental authorities or financial institution intermediaries to create, transmit or determine the value of ether. Rather, following the initial distribution of ether, ether is created, burned and allocated by the Ethereum network protocol through a process that is currently subject to an issuance and burn rate. Among other things, ether is used to pay for transaction fees and computational services (i.e., smart contracts) on the Ethereum network; users of the Ethereum network pay for the computational power of the machines executing the requested operations with ether. Requiring payment in ether on the Ethereum network incentivizes developers to write quality applications and increases the efficiency of the Ethereum network because wasteful code costs more. It also ensures that the Ethereum network remains economically viable by compensating people for their contributed computational resources. Unlike other digital assets, such as ether which are solely created through a progressive mining process, 72.0 million ether or “ETH” were created in connection with the launch of the Ethereum network.

Cayman Subsidiary. The Fund invests in the Ethereum ETPs indirectly by investing a portion of its assets in the Subsidiary. The Subsidiary and the Fund will have the same investment adviser, investment sub-advisers and investment objective. The Subsidiary will also follow the same general investment policies and restrictions as the Fund. Except as noted herein, for purposes of this Prospectus, references to the Fund’s investment strategies and risks include those of the Subsidiary. The Fund complies with the provisions of the Investment Company Act of 1940, as amended (the “1940 Act”) governing investment policies and capital structure and leverage on an aggregate basis with the Subsidiary. Furthermore, the Adviser, as the investment adviser to the Subsidiary, complies with the provisions of the 1940 Act relating to investment advisory contracts as it relates to its advisory agreement with the Subsidiary. The Subsidiary also complies with the provisions of the 1940 Act relating to affiliated transactions and custody. Because the Fund intends to qualify for treatment as a RIC under the Code, the size of the Fund’s investment in the Subsidiary will not exceed 25% of the Fund’s total assets at or around each quarter end of the Fund’s fiscal year. In order to continue to qualify as a RIC, the Fund will have to reduce its exposure to the Subsidiary on or around the end of each of the Fund’s fiscal quarter ends. At other times of the year, the Fund’s investments in the Subsidiary may significantly exceed 25% of the Fund’s total assets.

Diversification Status. The Fund is classified as a “non-diversified company” under the 1940 Act.

Strategy Portfolio Concentration [Text]	Under normal market conditions, the Fund will invest at least 80% of its net assets (plus any borrowings for investment purposes) in financial instruments that provide exposure to the Ether Price.